Debt Securities in Issue - Additional Information (Detail) € in Billions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ 2.6
Commercial paper [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	4.7
Certificates of deposits [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	0.6
Other debt securities [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	1.2
Matured savings certificates [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(0.2)
Residential mortgage backed securities [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(0.5)
Long term maturity bonds [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (3.2)